Note 9 - Retirement Plans (Details) - Net Periodic Pension Cost (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net Periodic Pension Cost [Abstract]
Service cost	$ 4	$ 15
Interest cost	20	23
Amortization of unrecognized loss (gain)	9	(3)
Amortization of past service liability	(7)	1
	$ 26	$ 36